Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Accruals	$ 614	$ 1,379
Prepaids and Deposits	45	64
Partner Advances	237	94
Trade	251	193
Joint Operations Receivables	37	51
Other	54	49
Accounts Receivable and Accrued Revenues	$ 1,238	$ 1,830